As filed with the U.S. Securities and Exchange Commission on May 8, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24118

Robostrategy, Inc
(Exact name of registrant as specified in charter)

151 Calle de San Francisco, Suite 200
San Juan, Puerto Rico 00901
(Address of principal executive offices) (Zip code)

Andrew Kang
151 Calle de San Francisco
Suite 200
San Juan, Puerto Rico 00901
(Name and address of agent for service)

(787) 722-6881
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

ROBOSTRATEGY

Semi-Annual Shareholder Report
February 28, 2026

RoboStrategy, Inc.

i

RoboStrategy, Inc.
Investment Strategy Allocation
February 28, 2026

(expressed as a percentage of net assets)

0%
40.01%
52.18%
Common Stock
Preferred Stock
Special Purpose Vehicles

RoboStrategy, Inc.

Schedule of Investments

As of February 28, 2026 (Unaudited)

Description:	Shares	Fair Value $
Private Investments, at fair value 92.19%

Preferred Stock – 52.18%
Robotics – 50.81%
Allonic, Inc. – Pre-seed Preferred Stock(a)(b)(c)	154,798	$297,349
Apptronik, Inc – Series 1 Seed Preferred Stock(a)(b)(c)	513,046	17,746,859
Dexmate Inc. – Series 1 Seed Preferred Stock(a)(b)(c)	1,740,280	9,999,997
Dyna Robotics Inc. – Series A Preferred Stock(a)(b)(c)	1,491,163	37,249,997
Endiatx Inc. – Series A Preferred Stock(a)(b)(c)	285,322	499,998
Path Robotics, Inc. – Series D Preferred Stock(a)(b)(c)	773,660	5,999,996
REK, Inc. – Series 1 Seed Preferred Stock(a)(b)(c)	1,875,891	2,500,000
		74,294,196
Artificial Intelligence – 1.37%
GMI Cloud SAFE (a)(b)(c)	1	2,000,000
		2,000,000
Total Preferred Stock		76,294,196

Special Purpose Vehicles – 40.01%
Robotics – 40.01%
AP-1125 Fund V, a series of Capital Factory, LP (invested in Apptronik Inc Series A-1, A-2, and Seed 1 Preferred Stock)(a)(b)(c)(d)	2	19,503,143
NV Figure AI Series B QP Partners, LLC (economic exposure to Figure AI, Inc. Series B Preferred Stock)(a)(b)(c)(d)	1	37,250,000
PU-1003 Fund I, a Series of the Master partnership (invested in Purple Rhombus LLC SAFE Note)(a)(b)(c)(d)	1	250,000
RoboStrategy DDGT LLC (invested in Cyan Robotics, Inc. SAFE)(a)(b)(c)(d)	1	1,500,000
Total Special Purpose Vehicles		58,503,143

Total Private Investments		$134,797,339

Common Stock – 0.00%
Retail – 0.00%
Berkshire Hathaway Inc-Cl B(a)	1	500
Total Common Stock		500

Total Investments – (Cost - $134,797,839) – 92.19%		134,797,839
Other Assets/Other Liabilities – 7.81%		11,415,541
Net Assets Applicable to Common Shares – 100.0%		$146,213,380

At February 28, 2026, the tax basis cost of the Fund’s investments was $134,797,839 and the unrealized appreciation was $0.

____________

(a)      Non-income producing security.

(b)      Level 3 securities fair valued using significant unoberservable inputs.

(c)      Restricted investments as to resale.

(d)      The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

RoboStrategy, Inc.
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)

ASSETS
Investments at fair value (cost $134,797,839)	$134,797,839
Cash	12,029,353
Deferred Offering Costs, Net (Note 5)	327,723
Prepaid Expenses	8,936
Total assets	$147,163,851

LIABILITIES
Accrued Expenses	$357,143
Payable to Investment Adviser	593,328
Total liabilities	$950,471

Net assets	$146,213,380

TOTAL EQUITY:
Subscriptions	$149,082,251
Accumulated Deficit	$(2,868,871)
Total equity	$146,213,380

Shares of common stock outstanding, (500,000,000 shares authorized with par value of $0.001 per share)	19,908,968
Net asset value per share	$7.34

RoboStrategy, Inc.
Statement of Operations
For the Period From September 5, 2025 (Commencement of Operations) through
February 28, 2026 (Unaudited)

EXPENSES:
Management Fees	$1,732,125
Organizational Expenses (Note 5)	498,783
Amortization of Deferred Offering Costs (Note 5)	147,423
Professional Fees	126,283
Fund Administrator Expenses	74,781
Directors’ Fees	69,607
Legal Expenses	64,588
Portfolio Expenses	41,579
Transfer Agent Fees	36,874
Insurance	9,863
Custody Expenses	4,900
Other Expenses	62,065
Total expenses	2,868,871
Net investment loss	$(2,868,871)
Net decrease in net assets resulting from operations	$(2,868,871)

RoboStrategy, Inc.
Statement of Changes in Net Assets
For the period September 5, 2025 (Commencement of Operations) through
February 28, 2026 (Unaudited)

Net assets, September 5, 2025 (Commencement of Operations)

Proceeds from Issuance of Shares	$149,082,251
Net investment income (loss)	(2,868,871)
Net decrease in net assets from operations	(2,868,871)
Net assets, February 28, 2026	$146,213,380

Capital share activity
Issuance of shares	19,908,968
Shares outstanding, February 28, 2026	19,908,968

RoboStrategy, Inc.
Statement of Cash Flows
For the period September 5, 2025 (Commencement of Operations) through
February 28, 2026 (Unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(2,868,871)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of privately held investments	(134,797,839)
Amortization of Deferred Offering Costs	147,423
Changes in assets and liabilities:
Prepaid expenses	(8,936)
Payable to Investment Adviser	593,328
Accrued expenses	357,143
Net cash used in operating activities	(136,577,752)

Cash flows from financing activities
Proceeds from Issuance of Shares	149,082,251
Deferred offering costs paid	(475,146)
Net cash provided by financing activities	148,607,105
Net increase in cash and cash equivalents	12,029,353
Cash and cash equivalents, beginning of period	—
Cash and cash equivalents, end of period	$12,029,353

RoboStrategy, Inc.
Financial Highlights
For the period September 5, 2025 (Commencement of Operations) through
February 28, 2026 (Unaudited)

The following table includes selected data for a share of common stock outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “—” indicates that the line item was not applicable in the corresponding fiscal period.

Period Ended February 28, 2026
Common Stock Net Asset Value, Beginning of Period	$5.29
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)(a)	(0.14)
Net Realized and Unrealized Gain (Loss)	—
Total From Investment Operations Applicable to Common Stockholders	(0.14)
Issuance of Common Stock	2.19
Common Stock Net Asset Value, End of Period	$7.34
Total Return, Common Stock Net Asset Value(b)	(1.87)%
Supplemental Data/Ratios(c)
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$146.2
Ratio of Expenses Including Deferred Income Tax (Benefit) Expense to Average Net Assets(d)	1.96%
Ratio of Expenses Excluding Deferred Income Tax (Benefit) Expense to Average Net Assets	1.96%
Portfolio Turnover Rate(e)	0%

____________

(a)      Calculated based on the average number of shares of common stock outstanding during each fiscal period.

(b)      Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock when sold may be worth more or less than original cost. Ratio is not annualized.

(c)      Ratios are calculated using average net assets applicable to common shareholders. Ratios are not annualized.

(d)      For the period ended February 28, 2026, the Fund accrued $0 for net deferred income tax benefit.

(e)      Excluding short-term investments in money market funds, the portfolio turnover rate is calculated using the lesser of year-to-date sales or year-to-date purchases over the average of the invested assets at fair value for the periods reported. Ratio is not annualized.

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

1.      Organization

RoboStrategy, Inc. (the “Fund”) was organized as a Maryland corporation on May 23, 2025, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund is non-diversified for the purposes of the 1940 Act. The Fund is governed by its Board of Directors (the “Board”). The Investment adviser to the Fund is FP Strategies LLC (the “Adviser”).

The Fund’s authorized capital stock consists of 500,000,000 shares of common stock, par value $0.001 per share and no shares of preferred stock. All shares of the Fund’s common stock have equal rights as to earnings, assets, voting, and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of the Fund’s common stock if, as and when authorized by the Board and declared by the Fund out of the funds legally available.

The Fund seeks to meet its investment objective by investing primarily in equity and equity-linked securities of private and public companies operating in the fields of robotics and embodied AI. These portfolio companies may include issuers of common stock, preferred equity, or convertible debt instruments that can convert into such equity interests (and are herein collectively referred to as “equity securities”). The Fund seeks to construct a high-conviction, thematically aligned portfolio of 20 to 30 positions. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-linked securities of robotics and embodied AI technology companies principally based in the United States.

2.      Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

(a)     Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(b)    Cash

On February 28, 2026, the Fund held cash of $12,029,353 in a custody account at U.S. Bank N.A., which is insured up to $250,000 by the Federal Deposit Insurance Corporation (FDIC). The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally-insured limits.

(c)     Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(d)    Federal Income Taxes

The Fund’s first tax year end will be August 31, 2026. While the Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“RIC”) the Fund has yet to meet the diversification requirements in order to be taxed as a RIC as of February 28, 2026. The Fund is currently a corporation for U.S. federal income tax purposes. In the future, if the Fund qualifies as a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. When the Fund qualifies as a RIC, no federal income tax provision will be required.

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

2.      Summary of Significant Accounting Policies (cont.)

The Fund has not determined the financial impact of the current classification as a corporation for U.S. federal income tax purposes. The financial impact of this classification cannot currently be estimated, as the Fund is currently in a net loss situation.

(e)     Distribution of Income and Capital Gains

The timing and amount of distributions, if any, will be determined by the Board. Any distributions to the shareholders will be declared out of assets legally available for distribution. The Fund intends to focus on making investments that provide the opportunity for capital gains. As a consequence, the Fund does not anticipate that it will pay distributions on a quarterly or other basis or become a predictable distributor of distributions, and the Fund expects that distributions, if any, will be much less consistent than the distributions of companies that primarily make debt investments. The specific tax characteristics of any distributions will be reported to shareholders after the end of the calendar year.

(f)     Commitments, Contingencies, and Indemnification

The Fund indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

3.      Fair Value Measurements

Fair Value Measurement

ASC 820 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (i.e., an exit price). The Fund determines the fair value of its investments consistent with ASC 820 and Rule 2a-5 under the 1940 Act.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the Fund’s Valuation Designee to perform fair value determinations in good faith, subject to the Board’s oversight.

Fair Value Hierarchy

ASC 820 establishes a three-level hierarchy for inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and the lowest priority to unobservable inputs.

The three levels of inputs are defined as follows:

Level 1 — Quoted Prices in Active Markets

Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date.

Level 2 — Other Significant Observable Inputs

Inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include:

•        Quoted prices for similar assets in active markets

•        Quoted prices for identical or similar assets in markets that are not active

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

3.      Fair Value Measurements (cont.)

•        Interest rates, yield curves, credit spreads, prepayment speeds, default rates, or other observable market data

Level 3 — Significant Unobservable Inputs

Inputs that are unobservable and reflect the Adviser’s own assumptions about the assumptions market participants would use in pricing the asset. These valuations require significant judgment.

The level in the fair value hierarchy within which an investment is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Techniques

Publicly Traded Securities

Investments in publicly traded securities are generally valued at the official closing price (or last reported sale price) on the primary exchange on which the security is traded as of the close of business on the valuation date. These investments are typically classified within Level 1 of the fair value hierarchy unless trading activity is limited or the market is not active.

Investments Valued Using Observable Inputs

Investments for which quoted prices are not readily available but for which observable inputs exist are valued using market-based approaches, including reference to comparable securities or other observable market data. These investments are generally classified within Level 2.

Private Investments and Other Illiquid Securities

Private investments and other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser, as Valuation Designee, in accordance with the Fund’s valuation policies and procedures.

Valuation methodologies may include, but are not limited to:

•        Discounted cash flow analyses

•        Income or market approaches

•        Recent third-party transactions in the subject investment

•        Comparable company or transaction multiples

•        Independent third-party appraisals

Such investments are generally classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs.

In certain circumstances, the Fund may elect to measure the fair value of investments in other funds or pooled investment vehicles using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient in accordance with ASC 820. Investments valued using NAV as a practical expedient are not categorized within the fair value hierarchy.

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

3.      Fair Value Measurements (cont.)

Fair Value Adjustments

In determining fair value, adjustments may be made to reflect factors including, but not limited to:

•        Capital structure and priority of securities

•        Credit and market risk

•        Restrictions on resale or transfer

•        Control or minority ownership considerations

•        Liquidity considerations

Because of the inherent uncertainty of valuation, the values determined may differ materially from the values that would have been realized had a ready market existed for such investments.

Net Asset Value

The Fund determines the fair value of its investments and calculates its net asset value (“NAV”) as of the close of business on the last business day of each fiscal quarter, or at such other times as determined in accordance with the Fund’s governing documents and valuation policies.

Realized and Unrealized Gains and Losses

Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are determined using the specific identification method for financial reporting purposes.

Changes in the fair value of investments are recorded as unrealized appreciation or depreciation in the Statement of Operations. Upon disposition of an investment, the difference between the net proceeds received and the cost of the investment is recognized as a realized gain or loss in the Statement of Operations.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$500	$—	$—	500
Convertible Notes	—	—	—	—
Preferred Stocks	—	—	76,294,196	76,294,196
Special Purpose Vehicles(a)	—	—	58,503,143	58,503,143
Money Market Funds	—	—	—	—
Total	$500	$—	$134,797,339	$134,797,839

____________

(a)      Investments in securities may include private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the 1940 Act pursuant to section 3(c)(1) or section 3(c)(7) (“special purpose vehicles” or “SPVs”). These investments are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

3.      Fair Value Measurements (cont.)

The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

LEVEL 3 ROLLFORWARD TABLE
	Common Stock	Preferred Stock	Special Purpose Vehicles	Total
Balance as of September 5, 2025 (Commencement of Operations)	$—	$—	$—	$—
Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Realized Gain (Loss) on Investments	—	—	—	—
Purchases of Investments		76,294,196	58,503,143	134,797,339
Sales of Investments	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Balance as of February 28, 2026	$—	$76,294,196	$58,503,143	$134,797,339
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at February 28, 2026	—	—	—	—

Investments classified within Level 3 of the fair value hierarchy represent securities for which significant unobservable inputs are used in determining fair value.

During the reporting period, the fair value of all Level 3 investments was determined based on the price established in the most recent financing round completed by the respective portfolio company, when such transaction was determined to represent an orderly transaction between market participants.

In evaluating whether the most recent financing round was representative of fair value as of the measurement date, the Adviser, as Valuation Designee, considered factors including, but not limited to:

•        The proximity of the financing transaction to the measurement date

•        Whether the transaction was conducted at arm’s length

•        The nature and terms of the securities issued

•        The rights and preferences of the securities relative to the Fund’s holdings

•        Any changes in the portfolio company’s financial condition, operations, or market conditions since the transaction date

If relevant events or changes in circumstances occurred subsequent to the financing round that were deemed to materially impact value, appropriate adjustments were made to reflect such changes.

Because valuations of Level 3 investments incorporate significant unobservable inputs and involve the application of professional judgment, the resulting fair values may differ materially from the values that would have been realized had a ready market existed for such investments.

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

4.      Agreements

(a)     Advisory Agreement

Under the terms of the Advisory Agreement between the Fund and the Adviser (the “Agreement”), the Adviser provides investment advice and manage the day-to-day business and affairs of the Fund, in each case under the ultimate supervision of the Board. Pursuant to the Advisory Agreement, the Fund pays out of its assets, the Management Fee at the annual rate of 2.5% of the Fund’s average value of the Fund’s gross assets (including assets purchased with borrowed amounts) at the end of the two most recently completed calendar month-ends.

The Advisory Agreement was approved at the Fund’s organizational Board meeting on August 21, 2025, and was amended at a Board meeting on January 23, 2026. The Advisory Agreement became effective as of September 5, 2025, the date the Fund commenced operations, and shall remain in effect for an initial two-year term, through September 5, 2027 and may be renewed on an annual basis subject to approval from the Board.

As of February 28, 2026, certain Officers of the Fund were also officers or employees of the Adviser. They are as follows: Andrew Kang and Marc Weinstein.

(b)    Administrator, Custodian and Transfer Agent

The custodian to the Fund is U.S. Bank, N.A., at 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212. The administrator to the Fund is U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services), an affiliate of U.S. Bank, N.A., located at 777 E. Wisconsin Ave., 4th Floor, Milwaukee, WI 53212. The transfer agent to the Fund is Computershare Trust Company, N.A., at 150 Royall Street, Canton, MA 02021.

5.      Organization and Offering Costs

Organizational expenses are expensed as incurred, and totaled $498,783 from the date of organization through February 28, 2026.

Offering costs are currently being amortized over a period of 12 months. As of February 28, 2026, the Company had accumulated deferred offering costs totaling $475,147, and $147,423 of related amortization has been recorded within the Statement of Operations through 2/28/26. All remaining offering costs incurred prior to effectiveness of the Registration Statement will be expensed through the Statement of Operations upon effectiveness.

Upon the effectiveness of the Registration Statement, any subsequent deferred offering costs incurred will be charged directly to paid-in-capital.

6.      Related Party Transactions

In connection with the formation of the Fund on May 23, 2025, certain employees of the Adviser and related parties of the Adviser purchased an aggregate of 5,000,000 shares of common stock. These shares were purchased at the par value, $0.001 per share, for a total contribution of $5,000.

The Adviser has paid and has been reimbursed a portion of the organization, registration and offering costs of the Fund. As of February 28, 2026, the Fund owed the Adviser $593,327 in management fees for the months of January and February 2026.

7.      Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part of all your investment in the Fund or your investment may not perform as well as other similar investments.

RoboStrategy, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2026

7.      Principal Risks (cont.)

Liquidity and Valuation Risk — Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk — Many of the Fund’s investments will be in U.S. private companies operating in the fields of robotics and embodied AI, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of February 28, 2026, approximately 92% of the investment portfolio is invested in private companies operating in the robotics and embodied AI industries. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

8.      Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements except as noted below.

On April 7, 2026, the Fund held an additional closing, accepting new cash subscriptions totaling $3,652,000, of this amount $3,150,000 related to subscriptions from related parties.

RoboStrategy, Inc.
Additional Information
February 28, 2026

N-PORT

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT [17 CFR 274.150] after its registration statement is declared effective by the Securities and Exchange Commission (“SEC”). When available, the Fund’s Form N-PORT reports will be available on the SEC’s website at http://www.sec.gov.

Proxy Voting

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 787-722-6881; (2) on the Fund’s website(https://www.robostrategy.co/); (3) by emailing ir@fpstrategies.io; and (4) on the SEC’s website at www.sec.gov. In addition, copies of the Fund’sproxy voting policies and procedures are also available by calling 787-722-6881 and will be sent within three business days of receipt of a request.

Board of Directors

The Fund’s prospectus and statement of additional information about the Fund’s Directors and is available upon request without charge by calling the Adviser at 787-722-6881 or by visiting the SEC’s Website at www.sec.gov.

Board Approval of Advisory Agreement

At a meeting of the Board of Directors (the “Board”) of RoboStrategy, Inc. (the “Company”) held on August 21, 2025 (the “Meeting”), the Board, including a majority of the Directors who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Company or FP Strategies, LLC (the “Adviser”) (the “Independent Directors”), considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Company and the Adviser for an initial two-year term. On January 23, 2026, the Board approved an administrative amendment to the Advisory Agreement.

In reaching its decision at the August 21, 2025 Meeting, the Board, including the Independent Directors, considered all factors it believed to be relevant, including, but not limited to, the (i) nature, extent and quality of services to be provided by the Adviser, (ii) the investment performance of the Company, (iii) the costs of services to be provided and the estimated profits to be realized, and (iv) economies of scale. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s review included written and oral information furnished to the Board prior to and during the Meeting. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Board considered that the Adviser was newly established and did not have experience as an investment adviser to a registered fund. The Board, however, considered that the Adviser’s personnel had extensive experience in finance and investing, particularly in the robotics space. The Board expressed satisfaction with the Adviser’s plans to hire additional personnel, including in investor relations, operations, and advisory roles. The Board reviewed the Adviser’s compliance program, and considered the experience and expertise of the Adviser’s chief compliance officer. The Board discussed the Adviser’s proposed risk mitigation policies and controls including those related to portfolio compliance, liquidity, and service provider oversight. The Board considered the Adviser’s financial condition and agreed that the Adviser had the resources necessary to manage the Company. After discussion, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services that it would provide to the Company would be satisfactory.

RoboStrategy, Inc.
Additional Information
February 28, 2026

Performance. The Board considered that the Company had not commenced investment operations, and thus did not have performance to review at this time. The Board discussed the experience of the Adviser’s personnel and (if applicable) the performance of prior investments made by the Adviser’s personnel (acknowledging that such performance was not indicative of the Company’s performance).

Fees and Expenses. The Board discussed the Adviser’s proposed management fee of 2.50% of total assets and the estimated expense ratio and expense structure for the Company. The Board acknowledged that the proposed management fee was higher than the peer group average, but was within the peer group range. The Board considered that the estimated expense ratio for the Company was also higher than the peer group average, but within the peer group range. The Board discussed that while the proposed fees and expenses of the Company were higher than the peer group average, the Company was still new and had not yet achieved scale. The Board further considered that the Company had a private markets focused investment strategy that required specialized expertise and industry connections for successful execution. After further discussion, the Board concluded that the proposed fees to be paid to the Adviser were not unreasonable.

Economies of Scale. The Board considered that the Company had not yet commenced investment operations, and thus had not yet achieved economies of scale. The Board considered that the Adviser may benefit from economies of scale as the Company grows, however, certain of the Company’s operating expenses may increase in connection with growth in size. The Board agreed to revisit economies of scale at a later date.

Profitability. The Board considered that the Adviser expected to profit from its relationship with the Company in the first year of operations. The Board reviewed the profitability analysis including the assumptions related to capital raising and expenses. The Board considered that the proposed fees to be charged by the Adviser were within the peer group range. The Board considered the expertise required to effect the Company’s investment strategy, and the quality of the Adviser’s personnel. After further discussion, the Board concluded that the estimated profits for the Adviser did not appear unreasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board determined that approval of the Advisory Agreement was in the best interests of the Company and its stockholders.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable

(b)    Not Applicable

Item 19. Exhibits.

(a)	(1)	Not Applicable.
	(2)	Not Applicable.
(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

	(4)	Not Applicable.
	(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Robostrategy, Inc.
By (Signature and Title)	/s/ Andrew Kang
Andrew Kang, President (Principal Executive Officer)
Date:	05/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Andrew Kang
Andrew Kang, President (Principal Executive Officer)
Date:	05/08/2026
By (Signature and Title)	/s/ Lance Baker
Lance Baker, Chief Financial Officer (Principal Financial Officer)
Date:	05/08/2026